OTHER ACCOUNTS RECEIVABLE, NET - Measured at Amortization costs (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other accounts receivables [Abstract]
Accounts receivables for goods and services sales in non-financial sector companies	$ 1,149,051	$ 962,364
Transfers In Process	431,595	330,941
Payment in advance	416,764	370,144
Debtors	377,510	406,079
Dormant customer deposits ICETEX	330,996	279,219
Credit card compensations and network compensation	329,267	372,702
Fees, services and advances	302,861	241,147
Commissions	220,298	244,669
Guarantee deposits in foreign currency transactions	188,493	377,751
Conditional contributions	166,750
Holding and parent establishment	147,617	136,551
Payment in advance to supplier's contract	110,028	151,313
Interest	61,579	52,948
Transfers to the National Treasury	60,487	61,046
Receivable from forward contracts	56,946	130,989
Other taxes	48,537	21,321
Storage Services	44,674	40,265
Quota shares retirement pensions	29,613	29,768
Accounts receivable to payment offices	24,857	69,996
Claims to insurance companies	18,670	14,142
Payment in advance for industry and trade taxes	11,615	9,563
Promissory sellers	9,495	20,785
Deductible taxes	6,542	10,234
Dividends	2,041	1,086
Others	408,420	102,862
Gross balance of other accounts receivable	4,954,706	4,437,885
Loss allowance	(284,321)	(255,925)
Total other accounts receivables, net	$ 4,670,385	$ 4,181,960